Other current liabilities	12 Months Ended
Dec. 31, 2022
Other current liabilities
Other current liabilities

14.Other current liabilities

The following is a summary of other current liabilities as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	RMB	RMB
Professional service fee	5,643	9,391
Advertising expense payables	13,728	5,893
Promotional expense payables	4,571	1,099
Others	3,371	7,438
Total	27,313	23,821